Related parties - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€) shares
Disclosure of transactions between related parties [line items]
Description of transactions with related party	There were no transactions with other related parties in 2025, nor in 2023 or 2024, which would require disclosure.
Directors remuneration paid	€ 1	€ 1	€ 1
Outstanding share based payment instruments key management | shares	2,860,130	2,542,423	3,868,807
State of luxembourg [member]
Disclosure of transactions between related parties [line items]
Shareholder voting rights percentage	10.83
Revenue	€ 32	€ 31	€ 27
Trade receivable	€ 0	€ 0	€ 4
Banque et Caisse d'Epargne de l'Etat [member]
Disclosure of transactions between related parties [line items]
Shareholder voting rights percentage	10.18
Société Nationale de Crédit et d'Investissement [member]
Disclosure of transactions between related parties [line items]
Shareholder voting rights percentage	10.18